TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 41,531	$ 35,408
Prepaid expenses	4,651	3,543
Value added tax	3,638	3,804
Other receivables	1,596	2,145
Taxes and social securities	3,407	1,258
Trade and other current receivables	$ 54,823	$ 46,158